UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse High Yield Bond Fund One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2011 to April 30, 2012

Item 1. Reports to Stockholders.

Credit Suisse High Yield Bond Fund
One Madison Avenue
New York, NY 10010

Trustees

Steven Rappaport

Chairman of the Board

Enrique R. Arzac

Terry Fires Bovarnick

James Cattano

Lawrence J. Fox

Officers

John Popp

Chief Executive Officer and President

Thomas J. Flannery

Chief Investment Officer

Emidio Morizio

Chief Compliance Officer

Roger Machlis

Chief Legal Officer

Thomas M. Sipp

Chief Financial Officer

Karen Regan

Senior Vice President and Secretary

Cecilia Chau

Treasurer

Investment Adviser

Credit Suisse Asset Management, LLC
One Madison Avenue
New York, NY 10010

Administrator and Custodian

State Street Bank and Trust Co.
One Lincoln Street
Boston, MA 02111

Shareholder Servicing Agent

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

Legal Counsel

Willkie Farr & Gallagher LLP
787 7th Avenue
New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Credit Suisse
High Yield Bond Fund

SEMIANNUAL REPORT
April 30, 2012
(unaudited)

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser's Report

April 30, 2012 (unaudited)

May 30, 2012

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse High Yield Bond Fund for the six-month period ended April 30, 2012.

Dear Shareholder:

Performance Summary

11/1/11 – 04/30/12

Fund & Benchmark	Performance
Total Return (based on NAV)[1]	10.59%
Total Return (based on market value)[1]	11.45%
BofA Merrill Lynch US High Yield Master II Constrained Index[2]	6.45%

Market Review:

The semiannual period ended April 30, 2012 was a positive one for the high yield market. The BofA Merrill Lynch High Yield Master II Constrained Index returned 6.45%. Following increased volatility in the latter part of 2011, the high yield market was characterized by positive performance driven largely by improved market sentiment and increased demand for the asset class by retail investors. As a result, high yield spreads tightened versus the Treasury market, finishing April at 619 basis points versus a high of 780 basis points in November 2011. Yields ended the period at 7.1%.

From a quality point-of-view, CC and CCC-rated securities outperformed, returning 13.22% and 8.92%, respectively, during the period. BB and B-rated securities also posted positive, yet more moderate gains, finishing the period with respective returns of 5.83% and 6.29%. Index returns were led by the banking and insurance sectors, while the utilities and energy sectors lagged for the period.

High yield default rates slightly increased leading the trailing 12-month par-weighted default rate, as measured by JP Morgan, to end the period at 2.15%. Despite the increase, the rate still remains well below its historical 25-year average of 4.2%. The percentage of "distressed" U.S. high yield securities, defined as those trading at spreads of more than 1,000 basis points over Treasuries, declined to 11.8% through April 2012 — down from 16.1% six months ago.

According to JP Morgan, new issue volume for the period was $158.3 billion, surpassing the previous period's volume of $100.8 billion. New issue activity was greatest in Q1 2012 with $107.8 billion in new issues. High-yield mutual funds saw positive flows for five out of six months during the period, for a total net inflow of approximately $24.7 billion as reported by Lipper Fund Market Information. January through March of 2012 saw the highest inflows at $8.8 billion, $7.1 billion, and $4.7 billion, respectively.

Strategy Review and Outlook: Continued Opportunities for the Future

For the six-month period ended April 30, 2012, the Fund outperformed the Index on both an NAV and market price basis. Positioning in B-rated securities and superior security selection in chemicals and support-services sectors contributed positively to returns. Conversely, positioning in the forestry/paper sector detracted from returns.

Market volatility has tempered and credit markets have continued to improve in 2012 due in part to both the European long-term refinancing operations facilities and the statement from the Federal Open Market Committee indicating that low Fed funds rates will continue through 2014. High yield companies have focused on deleveraging and extending maturities since early 2009. This in turn has led to strong fundamentals and has supported the below-average default expectations for 2012 and 2013. Record inflows into high yield funds have demonstrated growing investor confidence in the credit markets. We believe these conditions point to continuing

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2012 (unaudited)

opportunities within the high yield asset class, although we remain cautious given the potential for renewed headline risk.

Portfolio exposures remain defensive and emphasize securities with lower interest rate sensitivity. We have maintained the Fund's exposure to shorter duration bonds, while avoiding low yielding, longer maturity bonds. The Fund continues to overweight B-rated bonds with the best risk-return profiles, while underweighting the most aggressive CC-rated components of the Index. In addition, as markets have rallied, we have begun to rotate the portfolio out of positions that are now trading tight on a relative value basis. From a sector perspective, we maintain a positive view on the energy, technology and media sectors. We continue to remain cautious with respect to consumer-driven industries with low asset quality.

Thomas J. Flannery Chief Investment Officer*	John Popp Chief Executive Officer and President**

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2012; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Assuming reinvestment of dividends of $0.16 per share.

2  The BofA Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. An index does not have transaction costs; investors cannot invest directly in an index.

*  Thomas J. Flannery is a Managing Director of Credit Suisse Asset Management, LLC ("Credit Suisse") and Head of the Credit Suisse US High Yield Management Team. Mr. Flannery joined Credit Suisse in June 2010. He is a portfolio manager for the Performing Credit Strategies Group ("PCS") within the Asset Management business of Credit Suisse Group AG with responsibility for originating and analyzing investment opportunities. Mr. Flannery is also a member of the PCS Investment Committee and is currently a high yield bond portfolio manager and trader for PCS. Mr. Flannery joined Credit Suisse Group AG in 2000 from First Dominion Capital, LLC where he was an Associate. Mr. Flannery began his career with Houlihan Lokey Howard & Zukin, Inc.

**  John Popp is a Managing Director of Credit Suisse. He is the Group Manager and Senior Portfolio Manager for Performing Credit Strategies. Mr. Popp has been associated with Credit Suisse since 1997.

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2012 (unaudited)

Credit Quality Breakdown*

(% of total investments as of 4/30/12)

S&P Ratings
BBB	2.8%
BB	18.4
B	59.1
CCC	11.1
CC	0.1
D	0.4
NR	6.5
Subtotal	98.4
Equity and Other	1.6
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Average Annual Returns

April 30, 2012 (unaudited)

	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	6.96%	27.10%	4.21%	8.73%
Market Value	8.88%	34.46%	5.48%	7.36%

Credit Suisse currently waives fees and/or reimburses expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change and may be discontinued at any time. Returns represent past performance. Total investment return at net asset value is based on changes in the net asset value of fund shares and assumes reinvestment of dividends and distributions, if any. Total investment return at market value is based on changes in the market price at which the fund's shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the fund's dividend reinvestment program. Because the fund's shares trade in the stock market based on investor demand, the fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on share price and NAV. Past performance is no guarantee of future results. The current performance of the fund may be lower or higher than the figures shown. The fund's yield, return and market price and NAV will fluctuate. Performance information current to the most recent month-end is available by calling 1-800-293-1232.

Credit Suisse High Yield Bond Fund

Schedule of Investments

April 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (123.4%)
Aerospace & Defense (0.6%)
$325	AAR Corp., Rule 144A, Senior Unsecured Notes (Callable 01/15/17 @ $103.63) ‡	(BB, Ba3)	01/15/22	7.250	$331,094
1,000	Ducommun, Inc., Global Company Guaranteed Notes (Callable 07/15/15 @ $104.88)	(B-, B3)	07/15/18	9.750	1,062,500
					1,393,594
Auto Parts & Equipment (6.1%)
2,315	Affinia Group, Inc., Global Company Guaranteed Notes (Callable11/30/12 @ $100.00)	(CCC+, B3)	11/30/14	9.000	2,343,937
900	IDQ Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/14 @ $108.63) ‡	(B, B3)	04/01/17	11.500	949,500
750	Lear Corp., Company Guaranteed Notes (Callable 03/15/15 @ 104.06)	(BB, Ba2)	03/15/20	8.125	840,000
1,929	Mark IV USA SCA, Rule 144A, Senior Secured Notes (Callable 12/15/13 @ $106.66) ‡e	(BB-, Ba3)	12/15/17	8.875	2,641,870
850	Meritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ $105.31) §	(B-, B3)	03/15/18	10.625	927,563
1,000	Schaeffler Finance BV, Rule 144A, Senior Secured Notes ‡	(B, B1)	02/15/17	7.750	1,065,000
2,000	Schaeffler Finance BV, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ $106.38) ‡	(B, B1)	02/15/19	8.500	2,155,000
2,100	Stoneridge, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $104.75) ‡	(BB-, B2)	10/15/17	9.500	2,226,000
1,525	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ $104.31)	(CCC+, B3)	02/15/19	8.625	1,570,750
					14,719,620
Building & Construction (1.3%)
741	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50) +‡	(NR, NR)	06/30/15	11.000	659,490
600	K Hovnanian Enterprises, Inc., Rule 144A, Senior Secured Notes ‡	(CC, B3)	11/01/21	2.000	330,000
1,900	Tutor Perini Corp., Global Company Guaranteed Notes (Callable 11/01/14 @ $103.81)	(BB-, Ba3)	11/01/18	7.625	1,938,000
270	William Lyon Homes, Inc., Global Notes	(NR, NR)	02/25/17	12.000	240,410
					3,167,900
Building Materials (3.8%)
2,550	Euramax International, Inc., Global Senior Secured Notes (Callable 04/01/13 @ $107.13)	(B-, Caa1)	04/01/16	9.500	2,358,750
1,750	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ $103.81)	(B+, B2)	04/01/19	7.625	1,719,375
3,000	International Wire Group, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $104.88) ‡	(B, B3)	04/15/15	9.750	3,150,000
525	Summit Materials LLC, Rule 144A, Senior Unsecured Notes (Callable 01/31/16 @ $105.25) ‡	(B, B3)	01/31/20	10.500	553,875
1,000	Xefin Lux SCA, Rule 144A, Senior Secured Notes (Callable 06/01/14 @ $106.00) ‡e	(B+, Ba3)	06/01/18	8.000	1,316,932
					9,098,932
Chemicals (7.5%)
1,900	Ferro Corp., Senior Unsecured Notes (Callable 08/15/14 @ $103.94)	(B+, B1)	08/15/18	7.875	1,957,000
500	Hexion Nova Scotia Finance ULC, Secured Notes (Callable 11/15/15 @ $104.50)	(CCC+, NR)	11/15/20	9.000	478,750
700	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/015/15 @ $106.28) ‡	(B+, Ba3)	02/15/19	8.375	752,500
250	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ $102.00) #‡e	(B+, Ba3)	02/15/19	7.250	332,542
400	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $104.50) ‡	(B+, Ba3)	05/15/15	9.000	431,000
1,675	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/13 @ $101.42) ‡§	(CCC+, Caa1)	02/15/16	8.500	1,645,687
2,000	Momentive Performance Materials, Inc., Global Secured Notes (Callable 01/15/16 @ $104.50) §	(CCC, Caa1)	01/15/21	9.000	1,740,000
300	Nexeo Solutions Finance Corp., Rule 144A, Senior Subordinated Notes (Callable 03/01/14 @ $104.19) ‡	(B-, B3)	03/01/18	8.375	289,500
2,100	Omnova Solutions, Inc., Global Company Guaranteed Notes (Callable 11/01/14 @ $103.94)	(B-, B2)	11/01/18	7.875	2,115,750
2,289	OXEA Finance & Cy SCA, Rule 144A, Senior Secured Notes (Callable 07/15/13 @ $107.13) ‡	(B+, B2)	07/15/17	9.500	2,489,287
1,800	Polymer Group, Inc., Global Senior Secured Notes (Callable 02/01/15 @ $103.88)	(B, B1)	02/01/19	7.750	1,930,500
1,175	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/12 @ $100.00) ø‡	(D, Ca)	08/15/14	9.000	599,250
750	Styrolution GmbH, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $105.72) ‡e	(B+, B2)	05/15/16	7.625	903,323
1,200	Taminco Global Chemical Corp., Rule 144A, Secured Notes (Callable 03/31/15 @ $107.31) ‡	(B-, Caa1)	03/31/20	9.750	1,260,000
1,100	TPC Group LLC, Global Senior Secured Notes (Callable 10/01/13 @ $106.19)	(NR, B1)	10/01/17	8.250	1,160,500
					18,085,589
Computer Hardware (1.5%)
3,750	Spansion LLC, Global Company Guaranteed Notes (Callable 11/15/13 @ $103.94)	(BB-, B3)	11/15/17	7.875	3,712,500
Consumer Products (2.0%)
2,000	NBTY, Inc., Global Company Guaranteed Notes (Callable 10/01/14 @ $104.50)	(B, B3)	10/01/18	9.000	2,217,500
2,375	Prestige Brands, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.13)	(BB-, Ba3)	04/01/18	8.250	2,612,500
					4,830,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Consumer/Commercial/Lease Financing (1.8%)
$380	CIT Group, Inc., Rule 144A, Secured Notes ‡	(BB-, B1)	05/02/16	7.000	$381,900
950	International Lease Finance Corp., Senior Unsecured Notes #	(BBB-, B1)	07/13/12	0.819	946,310
650	PFG Finance Corp., Rule 144A, Senior Notes (Callable 02/15/15 @ $105.06) ‡	(B, B2)	02/15/19	10.125	588,250
2,300	PFG Finance Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $105.13) ‡	(BB, Ba3)	04/15/17	10.250	2,351,750
					4,268,210
Discount Stores (1.0%)
2,200	Number Merger Sub, Inc., Rule 144A, Senior Notes (Callable 12/15/14 @ $108.25) ‡	(NR, Caa1)	12/15/19	11.000	2,392,500
Diversified Capital Goods (2.3%)
450	Belden, Inc., Global Company Guaranteed Notes (Callable 03/15/13 @ $102.33)	(B+, Ba2)	03/15/17	7.000	464,625
625	Belden, Inc., Global Company Guaranteed Notes (Callable 06/15/14 @ $104.63)	(B+, Ba2)	06/15/19	9.250	678,125
800	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 02/15/14 @ $104.50)	(B, B3)	02/15/18	9.000	848,000
1,157	FCC Holdings, Inc., Rule 144A, Notes (Callable 12/15/12 @ $106.00) ‡	(CCC, Caa3)	12/15/15	12.000	986,343
1,000	JM Huber Corp., Rule 144A, Senior Unsecured Notes (Callable 11/01/15 @ $104.94) ‡	(BB-, B2)	11/01/19	9.875	1,065,000
800	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ $104.38)	(B+, B2)	09/01/20	8.750	902,000
575	Trimas Corp., Global Senior Secured Notes (Callable 12/15/13 @ $104.88)	(B, B2)	12/15/17	9.750	641,125
					5,585,218
Electric - Generation (0.3%)
2,925	TCEH Finance, Inc., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/12 @ $102.56)	(D, Caa3)	11/01/15	10.250	599,625
1,175	TCEH Finance, Inc., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/12 @ $102.56)	(D, Caa3)	11/01/15	10.250	223,250
					822,875
Electric - Integrated (0.7%)
675	The AES Corp., Global Senior Unsecured Notes	(BB-, Ba3)	10/15/17	8.000	772,875
900	The AES Corp., Rule 144A, Senior Notes ‡	(BB-, Ba3)	07/01/21	7.375	1,005,750
					1,778,625
Electronics (1.4%)
1,500	CPI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ $104.00)	(CCC+, B3)	02/15/18	8.000	1,329,375
928	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ $105.06) ‡§	(B, B1)	03/15/18	10.125	1,039,360
1,000	MEMC Electronic Materials, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ $105.81)	(BB, B3)	04/01/19	7.750	802,500
200	NXP Funding LLC, Rule 144A, Senior Secured Notes (Callable 08/01/14 @ $104.88) ‡	(B+, B3)	08/01/18	9.750	229,500
					3,400,735
Energy - Exploration & Production (13.4%)
850	Comstock Resources, Inc., Company Guaranteed Notes (Callable 04/01/15 @ $103.88)	(B-, B2)	04/01/19	7.750	794,750
2,350	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ $104.19)	(B-, B2)	10/15/17	8.375	2,326,500
50	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	55,250
2,400	Energy Partners Ltd., Global Company Guaranteed Notes (Callable 02/15/15 @ $104.13)	(B-, Caa1)	02/15/18	8.250	2,442,000
950	Energy XXI Gulf Coast, Inc., Company Guaranteed Notes (Callable 12/15/14 @ $104.63)	(B, Caa1)	12/15/17	9.250	1,047,375
650	Everest Acquisition Finance, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ $103.44) ‡	(NR, Ba3)	05/01/19	6.875	683,313
2,600	Everest Acquisition Finance, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/16 @ $104.69) ‡§	(NR, B2)	05/01/20	9.375	2,772,250
1,575	EXCO Resources, Inc., Company Guaranteed Notes (Callable 09/15/14 @ $103.75) §	(B-, B3)	09/15/18	7.500	1,350,562
900	Linn Energy Finance Corp., Global Company Guaranteed Notes (Callable 09/15/15 @ $103.88)	(B, B2)	02/01/21	7.750	954,000
1,800	Linn Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/15 @ $103.13) ‡	(B, B2)	11/01/19	6.250	1,775,250
3,750	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/12 @ $104.94)	(B-, Caa1)	11/15/14	11.875	3,956,250
1,250	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 02/01/15 @ $103.63)	(B, Caa1)	02/01/19	7.250	1,331,250
1,075	PBF Finance Co. LLC, Rule 144A, Senior Secured Notes (Callable 02/15/16 @ $104.13) ‡	(BB+, Ba3)	02/15/20	8.250	1,118,000
1,425	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 08/15/14 @ $103.63)	(BBB+, Baa3)	08/15/18	7.250	1,626,281
2,475	Pioneer Natural Resources Co., Senior Unsecured Notes	(BBB-, Ba1)	01/15/20	7.500	3,062,850
800	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ $104.31)	(B, Caa1)	02/01/17	8.625	846,000
1,525	Stone Energy Corp., Global Senior Subordinated Notes (Callable 12/15/12 @ $100.00)	(CCC+, Caa2)	12/15/14	6.750	1,536,437
475	Swift Energy Co., Company Guaranteed Notes (Callable 06/01/12 @ $103.56)	(B+, B3)	06/01/17	7.125	492,813
500	Swift Energy Co., Rule 144A, Company Guaranteed Notes (Callable 03/01/17 @ $103.94) ‡	(B+, B3)	03/01/22	7.875	513,750
2,500	Trinidad Drilling, Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/15 @ $103.94) ‡	(BB-, B2)	01/15/19	7.875	2,675,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Energy - Exploration & Production
$1,000	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 06/15/15 @ $104.25)	(B, Caa1)	06/15/19	8.500	$1,060,000
					32,419,881
Environmental (3.0%)
1,000	ALBA Group PLC & Co. KG, Rule 144A, Senior Notes (Callable 05/15/14 @ $106.00) ‡e	(B, B3)	05/15/18	8.000	1,386,418
1,100	Casella Waste Systems, Inc., Global Senior Secured Notes (Callable 07/15/12 @ $105.50)	(BB-, B3)	07/15/14	11.000	1,188,000
900	Darling International, Inc., Global Company Guaranteed Notes (Callable 12/15/14 @ $104.25)	(BB+, Ba3)	12/15/18	8.500	1,013,625
1,800	EnergySolutions LLC, Global Company Guaranteed Notes (Callable 08/15/14 @ $105.38)	(BB-, Caa1)	08/15/18	10.750	1,876,500
1,750	Heckmann Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/15 @ $104.94) ‡	(B-, Caa1)	04/15/18	9.875	1,736,875
					7,201,418
Food - Wholesale (1.6%)
1,075	Del Monte Corp., Global Company Guaranteed Notes (Callable 02/15/14 @ $103.81)	(CCC+, B3)	02/15/19	7.625	1,091,125
2,575	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ $105.63) ‡	(B+, B3)	05/15/15	11.250	2,774,563
					3,865,688
Forestry & Paper (1.0%)
500	Smurfit Kappa Acquisitions, Rule 144A, Senior Secured Notes (Callable 11/15/13 @ $103.63) ‡e	(BB+, Ba1)	11/15/17	7.250	704,790
1,000	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/13 @ $100.00)	(B+, B1)	04/01/15	7.750	1,010,000
950	Stone & Webster, Inc. *	(NR, NR)	07/01/12	0.000	22,563
1,400	Verso Paper, Inc., Global Secured Notes (Callable 02/01/15 @ $104.38)	(B, B2)	02/01/19	8.750	693,000
					2,430,353
Gaming (7.4%)
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $100.00) ø‡	(NR, NR)	12/15/14	9.375	292,563
1,000	Chester Downs & Marina LLC, Rule 144A, Senior Secured Notes (Callable 02/01/16 @ $104.63) ‡	(B+, B3)	02/01/20	9.250	1,055,000
973	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/12 @ $102.42) ‡	(B, Caa1)	11/15/19	7.250	839,213
1,590	Chukchansi Economic Development Authority, Rule 144A, Senior Unsecured Notes ‡	(NR, Ca)	11/15/13	8.000	1,164,675
1,500	Cirsa Funding Luxembourg SA, Rule 144A, Company Guaranteed Notes (Callable 05/15/14 @ $104.38) ‡e	(B+, B3)	05/15/18	8.750	1,776,865
625	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/12 @ $105.13) ø‡	(NR, NR)	06/15/15	10.250	3,516
2,000	Great Canadian Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/13 @ $100.00) ‡	(BB-, B2)	02/15/15	7.250	2,042,500
1,700	Greektown Superholdings, Inc., Series B, Global Secured Notes (Callable 01/01/13 @ $106.50)	(NR, NR)	07/01/15	13.000	1,884,875
3,025	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/12 @ $100.00)	(B-, Caa1)	06/15/14	9.750	3,032,562
319	Majestic Star Casino LLC, Rule 144A, Senior Notes ‡	(NR, NR)	12/01/16	12.500	291,488
950	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ $105.38)	(B, Caa1)	08/15/17	10.750	1,052,125
2,285	Peninsula Gaming LLC, Global Secured Notes (Callable 08/15/12 @ $104.19)	(BB, Ba3)	08/15/15	8.375	2,423,528
670	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/12 @ $100.00) ø^	(NR, NR)	12/15/14	9.625	67
2,085	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $101.60) ‡	(B+, B3)	11/15/15	9.000	2,058,937
					17,917,914
Gas Distribution (1.8%)
1,100	Genesis Energy LP, Global Company Guaranteed Notes (Callable 12/15/14 @ $103.94)	(B, B2)	12/15/18	7.875	1,138,500
1,100	Genesis Energy LP, Rule 144A, Senior Unsecured Notes (Callable 12/15/14 @ $103.94) ‡	(NR, B2)	12/15/18	7.875	1,138,500
1,500	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/16 @ $103.25) ‡	(BB-, B1)	03/01/20	6.500	1,518,750
600	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(BB, Ba3)	07/01/16	8.250	634,500
					4,430,250
Health Facilities (2.5%)
545	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/12 @ $102.47)	(B, Caa1)	11/01/15	9.875	576,337
500	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/16 @ $103.44)	(BB, Ba1)	05/01/21	6.875	525,000
625	Radiation Therapy Services, Inc., Global Company Guaranteed Notes (Callable 04/15/14 @ $104.94)	(CCC+, Caa2)	04/15/17	9.875	504,688
1,950	Symbion, Inc., Global Senior Secured Notes (Callable 06/15/14 @ $104.00)	(B, B2)	06/15/16	8.000	1,959,750
900	Tenet Healthcare Corp., Global Senior Secured Notes (Callable 07/01/14 @ $104.44)	(BB-, B1)	07/01/19	8.875	1,013,625
700	USPI Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/15 @ $106.75) ‡	(CCC+, Caa1)	04/01/20	9.000	736,750
634	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/12 @ $105.13) #	(B-, Caa1)	07/15/15	10.250	660,684
					5,976,834

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Health Services (2.2%)
$650	Capsugel FinanceCo SCA, Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ $107.41) ‡e	(B, Caa1)	08/01/19	9.875	$952,790
675	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ $105.00) ‡	(CCC+, Caa2)	08/15/18	10.000	605,812
650	Labco SAS, Senior Secured Notes (Callable 01/15/14 @ $106.38) e	(B+, B3)	01/15/18	8.500	720,507
425	Service Corp. International, Senior Unsecured Notes	(BB-, Ba3)	11/15/21	8.000	487,688
2,250	STHI Holding Corp., Rule 144A, Secured Notes (Callable 03/15/14 @ $106.00) ‡	(B, B2)	03/15/18	8.000	2,407,500
250	Universal Hospital Services, Inc., Global Secured Notes (Callable 06/01/12 @ $102.13) #	(B+, B3)	06/01/15	8.500	257,344
					5,431,641
Insurance Brokerage (1.5%)
2,150	Alliant Holdings I, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/13 @ $100.00) ‡	(CCC, Caa2)	05/01/15	11.000	2,254,813
1,500	USI Holdings Corp., Rule 144A, Company Guaranteed Notes #‡	(CCC, Caa1)	11/15/14	4.378	1,411,875
					3,666,688
Investments & Misc. Financial Services (1.1%)
1,000	Gategroup Finance Luxembourg SA, Rule 144A, Senior Unsecured Notes (Callable 03/01/15 @ $105.06) ‡e	(BB, B1)	03/01/19	6.750	1,320,241
1,000	Numericable Finance & Co., Rule 144A, Secured Notes (Callable 02/15/16 @ $106.19) ‡e	(NR, B2)	02/15/19	12.375	1,297,078
					2,617,319
Leisure (1.6%)
1,650	Magnum Management Corp., Global Company Guaranteed Notes (Callable 08/01/14 @ $104.56)	(B, B2)	08/01/18	9.125	1,856,250
2,000	Palace Entertainment Holdings Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $104.44) ‡	(B-, B2)	04/15/17	8.875	2,070,000
					3,926,250
Machinery (1.8%)
2,300	CPM Holdings, Inc., Global Senior Secured Notes (Callable 09/01/12 @ $105.31)	(B+, B2)	09/01/14	10.625	2,495,500
1,620	Dematic SA, Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $104.38) ‡	(B, B3)	05/01/16	8.750	1,711,125
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00) §	(B, Caa1)	11/15/17	8.000	263,125
					4,469,750
Media - Broadcast (2.0%)
1,000	Clear Channel Worldwide Holding, Inc., Company Guaranteed Notes, Rule 144A, (Callable 03/15/15 @ $105.72) ‡	(B, B3)	03/15/20	7.625	995,000
2,900	Mission Broadcasting, Inc., Global Secured Notes (Callable 04/15/14 @ $104.44)	(B, B3)	04/15/17	8.875	3,110,250
650	Townsquare Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/15 @ $106.75) ‡	(B, B3)	04/01/19	9.000	672,750
					4,778,000
Media - Cable (5.4%)
2,625	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes	(B-, B3)	01/15/14	9.375	2,631,562
75	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/18	7.750	80,063
1,150	Cablevision Systems Corp., Senior Unsecured Notes §	(B+, B1)	04/15/20	8.000	1,247,750
414	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ $106.75)	(B, B2)	11/30/16	13.500	469,221
1,925	CCO Holdings Capital Corp., Global Company Guaranteed Notes (Callable 04/30/15 @ $104.06)	(BB-, B1)	04/30/20	8.125	2,165,625
1,950	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47) ‡	(B-, B3)	11/15/17	8.625	2,115,750
525	CSC Holdings LLC, Global Senior Unsecured Notes	(BB, Ba3)	02/15/19	8.625	598,500
1,500	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba2)	09/01/19	7.875	1,743,750
1,000	Harron Finance Corp., Rule 144A, Senior Notes (Callable 04/01/16 @ $104.56) ‡	(B-, Caa1)	04/01/20	9.125	1,045,000
600	Kabel Baden-Wurttemberg GmbH & Co. KG, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ $103.75) ‡	(B+, B1)	03/15/19	7.500	643,500
200	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $108.22) ‡e	(BB-, Ba3)	12/01/17	8.125	279,600
					13,020,321
Media - Diversified (1.0%)
1,800	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ $103.63) ‡	(B+, Ba3)	02/01/20	7.250	1,840,500
600	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/13 @ $101.29)	(B+, B1)	03/15/16	7.750	618,750
					2,459,250

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Services (1.2%)
$150	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ $106.94)	(B, B1)	12/15/17	9.250	$164,438
1,500	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 12/15/12 @ $106.94)	(B, B1)	12/15/17	9.250	1,651,875
548	SGS International, Inc., Global Company Guaranteed Notes	(B, B2)	12/15/13	12.000	553,480
400	WMG Acquisition Corp., Global Senior Secured Notes (Callable 06/15/13 @ $104.75)	(BB-, Ba2)	06/15/16	9.500	439,000
					2,808,793
Metals & Mining - Excluding Steel (3.4%)
1,350	Calcipar SA, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ $103.44) ‡	(BB-, B1)	05/01/18	6.875	1,390,500
600	FMG Resources August 2006 Pty Ltd., Rule 144A, Senior Notes (Callable 11/01/15 @ $104.13) ‡	(BB-, B1)	11/01/19	8.250	652,500
2,375	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes #	(B-, B3)	05/15/15	4.659	2,297,333
225	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ $100.00) ø	(NR, NR)	12/15/14	9.000	22
1,100	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ $103.33) ø	(NR, NR)	12/15/16	10.000	110
2,700	Taseko Mines Ltd., Company Guaranteed Notes (Callable 04/15/15 @ $103.88)	(B, B3)	04/15/19	7.750	2,578,500
1,900	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ $104.63) ‡	(CCC, Caa1)	05/15/19	9.250	1,396,500
					8,315,465
Oil Field Equipment & Services (4.8%)
2,350	Edgen Murray Corp., Global Senior Secured Notes (Callable 01/15/13 @ $106.13)	(B-, Caa3)	01/15/15	12.250	2,514,500
2,325	Frac Tech Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ $103.56) ‡	(BB, Ba3)	11/15/18	8.125	2,412,187
753	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/13 @ $102.36) ‡	(B, B3)	01/15/16	9.500	791,591
300	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ $104.00)	(BB-, Ba3)	09/01/17	8.000	325,500
350	Offshore Group Investments Ltd., Rule 144A, Senior Secured Notes (Callable 02/01/13 @ $108.63) ‡	(B-, B3)	08/01/15	11.500	384,563
1,650	Offshore Group Investments, Ltd., Global Senior Secured Notes (Callable 02/01/13 @ $108.63)	(B-, B3)	08/01/15	11.500	1,812,938
625	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.56)	(B+, B1)	04/01/18	9.125	665,625
2,000	Pioneer Drilling Co., Global Company Guaranteed Notes (Callable 03/15/14 @ $104.94)	(B+, NR)	03/15/18	9.875	2,120,000
505	Thermon Industries, Inc., Global Secured Notes (Callable 05/01/14 @ $104.75)	(B+, B1)	05/01/17	9.500	558,025
					11,584,929
Oil Refining & Marketing (2.2%)
2,600	Coffeyville Finance, Inc., Rule 144A, Secured Notes (Callable 04/01/13 @ $108.16) ‡	(B+, B1)	04/01/17	10.875	2,944,500
1,750	Northern Tier Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/01/13 @ $107.88) ‡	(BB-, B1)	12/01/17	10.500	1,916,250
500	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88) §	(BB+, Ba1)	06/01/19	9.750	571,250
					5,432,000
Packaging (4.3%)
850	Ardagh Glass Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/12 @ $103.56) ‡e	(B-, B3)	06/15/17	7.125	1,068,766
700	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ $104.63) ‡e	(B-, B3)	10/15/20	9.250	960,070
450	Ardagh Packaging Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $103.69) ‡e	(BB-, Ba3)	10/15/17	7.375	631,333
525	Berry Plastics Corp., Global Senior Secured Notes (Callable 11/15/12 @ $104.13)	(B, B1)	11/15/15	8.250	563,063
1,500	BWAY Holding Co., Global Company Guaranteed Notes (Callable 06/15/14 @ $105.00)	(CCC+, B3)	06/15/18	10.000	1,657,500
1,435	Clondalkin Acquisition BV, Rule 144A, Secured Notes #‡	(B, B2)	12/15/13	2.474	1,370,425
700	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $103.88) ‡	(BB-, Ba3)	10/15/16	7.750	743,750
300	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $103.56) ‡	(BB-, Ba3)	04/15/19	7.125	315,000
2,475	Reynolds Group Issuer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/14 @ $104.50) ‡	(B-, Caa1)	04/15/19	9.000	2,499,750
500	Sealed Air Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/16 @ $104.19) ‡	(BB, B1)	09/15/21	8.375	570,000
					10,379,657
Pharmaceuticals (1.2%)
1,000	ConvaTec Healthcare E SA, Rule 144A, Senior Unsecured Notes (Callable 12/15/14 @ $105.25) ‡	(B, Caa1)	12/15/18	10.500	1,027,500
127	QHP Royalty Sub LLC, Rule 144A, Senior Secured Notes ‡	(NR, NR)	03/15/15	10.250	128,173
1,500	Warner Chilcott Finance LLC, Global Company Guaranteed Notes (Callable 09/15/14 @ $103.88)	(BB, B3)	09/15/18	7.750	1,646,250
					2,801,923

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Printing & Publishing (0.6%)
$757	Cenveo Corp., Global Company Guaranteed Notes §	(CCC+, Caa2)	12/01/13	7.875	$694,548
875	The Reader's Digest Association, Inc., Global Senior Secured Notes (Callable 02/15/13 @ $104.00) #	(CCC, B3)	02/15/17	9.500	739,375
					1,433,923
Real Estate Development & Management (0.5%)
1,300	Icahn Enterprises LP, Rule 144A, Company Guaranteed Notes #‡	(NR, NR)	08/15/13	4.000	1,306,500
Real Estate Investment Trusts (1.2%)
3,050	CNL Lifestyle Properties, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ $103.63)	(B+, Ba3)	04/15/19	7.250	2,798,375
Restaurants (1.7%)
1,812	CKE Restaurants, Inc., Global Senior Secured Notes (Callable 07/15/14 @ $105.69) §	(B-, B2)	07/15/18	11.375	2,097,390
2,050	HOA Finance Corp., Rule 144A, Senior Secured Notes (Callable 04/01/14 @ $105.63) ‡	(B, B3)	04/01/17	11.250	2,014,125
					4,111,515
Software/Services (4.6%)
1,600	Epicor Software Corp., Global Company Guaranteed Notes (Callable 05/01/15 @ $104.31)	(NR, Caa1)	05/01/19	8.625	1,664,000
2,150	First Data Corp., Rule 144A, Senior Secured Notes (Callable 06/15/15 @ $103.69) ‡	(B+, B1)	06/15/19	7.375	2,209,125
1,000	Lawson Software, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/01/15 @ $107.50) ‡e	(B-, Caa1)	04/01/19	10.000	1,336,785
1,000	MMI International Ltd., Rule 144A, Secured Notes (Callable 03/01/15 @ $104.00) ‡	(B+, Ba3)	03/01/17	8.000	1,042,500
2,296	Serena Software, Inc., Global Company Guaranteed Notes (Callable 03/15/13 @ $101.73)	(CCC+, Caa1)	03/15/16	10.375	2,376,360
600	SSI Co-Issuer LLC, Global Company Guaranteed Notes (Callable 06/01/14 @ $105.56)	(CCC+, Caa1)	06/01/18	11.125	667,500
1,600	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 11/15/13 @ $105.53)	(B, Caa1)	11/15/18	7.375	1,716,000
					11,012,270
Specialty Retail (2.8%)
500	Academy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ $106.94) ‡§	(CCC+, Caa1)	08/01/19	9.250	536,250
1,300	Brown Shoe Co., Inc., Global Company Guaranteed Notes (Callable 05/15/14 @ $105.34)	(B, B3)	05/15/19	7.125	1,277,250
1,400	Claire's Stores, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/15 @ $106.75) ‡	(B, NR)	03/15/19	9.000	1,449,000
650	NESCO Holding Corp., Rule 144A, Secured Notes (Callable 04/15/14 @ $110.00) ‡	(B-, Caa1)	04/15/17	11.750	663,000
1,250	Ontex IV SA, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $103.25) ‡e	(B+, B1)	04/15/18	7.500	1,588,260
1,085	Toys R Us Property Co. I LLC, Global Company Guaranteed Notes (Callable 07/15/13 @ $105.38)	(B+, B3)	07/15/17	10.750	1,198,925
					6,712,685
Steel Producers/Products (1.2%)
1,000	AM Castle & Co., Rule 144A, Senior Secured Notes (Callable 12/15/14 @ $106.38) ‡	(B+, B3)	12/15/16	12.750	1,090,000
1,150	JMC Steel Group, Rule 144A, Senior Notes (Callable 03/15/14 @ $106.19) ‡	(B, B3)	03/15/18	8.250	1,196,000
700	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/12 @ $103.00)	(CCC+, Caa1)	11/01/15	12.000	733,250
					3,019,250
Support-Services (5.2%)
250	Audatex North America, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $103.38) ‡	(BB, Ba2)	06/15/18	6.750	263,125
1,700	Brickman Group Holdings, Inc., Rule 144A, Senior Notes (Callable 11/01/13 @ $106.84) ‡	(CCC+, B3)	11/01/18	9.125	1,683,000
1,850	CoreLogic, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/16 @ $103.63) ‡	(B+, Ba3)	06/01/21	7.250	1,956,375
500	Emdeon, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/15 @ $105.50) ‡	(CCC+, Caa1)	12/31/19	11.000	567,500
1,475	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.88) ‡	(B, B2)	03/15/17	9.750	1,578,250
1,975	Maxim Crane Works LP, Rule 144A, Secured Notes (Callable 04/15/13 @ $105.00) ‡	(B, Caa2)	04/15/15	12.250	1,984,875
625	RSC Holdings III LLC, Global Company Guaranteed Notes (Callable 02/01/16 @ $104.13)	(B, Caa1)	02/01/21	8.250	678,125
625	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 02/15/16 @ $103.31)	(B+, B1)	02/15/21	6.625	662,500
550	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 10/15/13 @ $103.88)	(B+, B1)	10/15/17	7.750	596,750
300	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 06/15/13 @ $105.44)	(B, B3)	06/15/16	10.875	340,875
2,100	UR Financing Escrow Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/16 @ $103.69) ‡	(B, B3)	05/15/20	7.375	2,210,250
					12,521,625

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Telecom - Integrated/Services (1.0%)
$550	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes ø#^‡	(NR, NR)	01/15/15	6.034	$0
1,100	Intelsat Jackson Holdings SA, Global ompany Guaranteed Notes (Callable 04/01/15 @ $103.63)	(B, B3)	04/01/19	7.250	1,152,250
1,250	Intelsat Jackson Holdings SA, Global ompany Guaranteed Notes (Callable 04/01/16 @ $103.75)	(B, B3)	04/01/21	7.500	1,318,750
					2,471,000
Telecom - Wireless (1.0%)
250	Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12 @ $105.81)	(B+, Ba2)	05/15/16	7.750	264,375
800	GeoEye, Inc., Global Senior Secured Notes (Callable 10/01/13 @ $104.81)	(BB-, Ba3)	10/01/15	9.625	880,000
300	GeoEye, Inc., Senior Secured Notes (Callable 10/01/13 @ $104.31)	(B-, B3)	10/01/16	8.625	313,500
750	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88) ‡e	(BB-, B3)	07/15/17	11.750	841,956
					2,299,831
Telecommunications Equipment (4.0%)
1,950	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/15 @ $103.50) ‡	(B, B1)	04/01/19	7.000	1,959,750
1,990	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ $104.75) ‡	(BB-, B1)	12/01/16	9.500	2,104,425
2,500	Telesat LLC, Global Company Guaranteed Notes (Callable 05/01/12 @ $105.50)	(B-, B3)	11/01/15	11.000	2,668,750
2,900	Telesat LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/14 @ $103.00) ‡	(B-, B3)	05/15/17	6.000	2,900,000
					9,632,925
Textiles & Apparel (0.0%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes ‡eø	(NR, NR)	11/15/12	9.875	1,489
Theaters & Entertainment (3.0%)
2,075	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ $104.88)	(CCC+, Caa1)	12/01/20	9.750	2,033,500
750	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)	(B-, B2)	06/01/19	8.750	803,437
600	National CineMedia LLC, Senior Unsecured Notes (Callable 07/15/16 @ $103.94)	(B, B2)	07/15/21	7.875	649,500
2,500	Regal Entertainment Group, Company Guaranteed Notes (Callable 08/15/14 @ $104.56) §	(B-, B3)	08/15/18	9.125	2,781,250
950	Wallace Theater Holdings, Inc., Secured Notes #‡	(CCC, NR)	06/15/13	12.500	878,750
					7,146,437
Tobacco (0.8%)
1,850	Vector Group, Ltd., Global Senior Secured Notes (Callable 08/15/12 @ $103.67)	(NR, B1)	08/15/15	11.000	1,947,125
Transportation - Excluding Air/Rail (1.1%)
650	Navios Maritime Holdings Finance II US, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ $104.06)	(B+, B3)	02/15/19	8.125	580,125
2,130	Ship Finance International, Ltd., Global Company Guaranteed Notes §	(B+, B3)	12/15/13	8.500	2,135,325
					2,715,450
TOTAL CORPORATE BONDS (Cost $296,062,841)					298,321,022
ASSET BACKED SECURITIES (1.7%)
Collateralized Debt Obligations (1.7%)
1,500	Carlyle Global Market Strategies, Rule 144A #‡	(BBB, NR)	04/20/22	4.703	1,290,405
1,500	Commercial Industrial Finance Corp., Rule 144A #‡	(BBB, NR)	01/19/23	3.893	1,222,725
2,000	Gale Force CLO Ltd., Rule 144A #‡	(BBB+, Baa2)	11/15/17	2.353	1,580,748
TOTAL ASSET BACKED SECURITIES (Cost $4,005,197)					4,093,878
BANK LOANS (13.9%)
Aerospace & Defense (1.1%)
2,191	London Acquisition Holdings B.V. #e	(B, B1)	05/12/14	0.000	2,667,541
Automotive (0.8%)
1,995	HHI Holdings LLC #	(B+, B2)	03/21/17	7.750	2,004,942

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Chemicals (1.5%)
$2,000	Ascend Performance Materials Operations LLC #	(NR, NR)	04/10/18	6.750	$1,981,660
1,764	PQ Corp. #	(B+, B3)	07/30/14	3.989	1,725,372
					3,707,032
Environmental (0.3%)
706	EnviroSolutions Real Property Holdings, Inc. #	(CCC-, Caa1)	07/29/14	8.000	702,353
Gaming (0.7%)
2,000	CKX Entertainment, Inc. #	(B+, B1)	06/21/17	9.000	1,710,000
Health Services (0.6%)
1,485	Onex Carestream Finance LP #	(BB-, B1)	02/25/17	5.000	1,451,149
lnvestments & Misc. Financial Services (1.0%)
2,500	BNY Convergex Group LLC #	(B-, B2)	12/18/17	8.750	2,498,950
Leisure (1.2%)
1,000	Deluxe Entertainment Services Group, Inc. #	(B+, B1)	07/03/17	8.000	974,690
683	Technicolor SA #	(B-, NR)	03/31/16	9.350	601,111
1,567	Technicolor SA #	(B-, NR)	05/26/17	9.350	1,378,900
					2,954,701
Media - Diversified (0.6%)
1,110	Flint Group Holdings Sarl #	(B-, B2)	12/31/16	7.285	805,112
859	Flint Group Holdings Sarl #	(B-, B2)	06/30/16	7.285	690,282
					1,495,394
Metals & Mining - Excluding Steel (0.7%)
1,692	Global Brass & Copper, Inc. #	(B+, B2)	08/18/15	10.250	1,725,709
Oil Field Equipment & Services (0.5%)
1,200	Amtrol, Inc. #	(NR, NR)	12/05/14	4.889	1,098,000
Packaging (0.4%)
880	Hilex Poly Co. LLC #	(B+, B3)	11/19/15	11.500	901,688
Printing & Publishing (1.0%)
1,980	Harland Clarke Holdings Corp. #	(B+, B1)	06/30/14	2.970	1,904,725
1,750	Yell Group PLC #	(B-, B2)	07/31/14	3.989	561,251
					2,465,976
Real Estate Investment Trusts (2.0%)
1,500	iStar Financial, Inc. #	(BB-, B2)	06/30/14	7.000	1,504,125
3,500	Spirit Finance Corp. #	(CCC+, Ca)	08/01/13	3.782	3,396,750
					4,900,875
Software/Services (1.5%)
1,500	Flexera Software LLC #	(CCC+, Caa2)	09/30/18	11.000	1,500,000
2,000	SafeNet, Inc. #	(B-, Caa1)	04/12/15	6.239	1,975,000
					3,475,000
TOTAL BANK LOANS (Cost $33,771,583)					33,759,310

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2012 (unaudited)

Number of Shares				Value
COMMON STOCKS (0.2%)
Building & Construction (0.1%)
161,330	William Lyon Homes, Inc. *			$129,064
Building Materials (0.0%)
619	Dayton Superior Corp. *^			0
437	Nortek, Inc. *			19,992
				19,992
Chemicals (0.0%)
4,893	Huntsman Corp.			69,285
Forestry & Paper (0.1%)
11,000	AbitibiBowater, Inc. *§			145,750
Gaming (0.0%)
55,100	Majestic Holdco LLC			121,220
Printing & Publishing (0.0%)
1,322	SuperMedia, Inc. *§			2,274
TOTAL COMMON STOCKS (Cost $2,222,638)				487,585
PREFERRED STOCK (0.0%)
Building Materials (0.0%)
688	Dayton Superior Corp. (Cost $250,835)*^			0
WARRANTS (0.1%)
Building Materials (0.0%)
1,152	Nortek, Inc., strike price $1.00, expires 12/07/14 *§			3,283
Media - Broadcast (0.1%)
19,721	CNB Capital Trust I, Rule 144A, strike price $0.00, expires 03/23/19 ‡^			140,414
Printing & Publishing (0.0%)
5,735	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14 *			0
TOTAL WARRANTS (Cost $1,152)				143,697
SHORT-TERM INVESTMENTS (6.1%)
9,767,286	State Street Navigator Prime Portfolio, 0.29% §§			9,767,286
Par (000)		Maturity	Rate%
$4,936	State Street Bank and Trust Co. Euro Time Deposit	05/01/12	0.010	4,936,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,703,286)				14,703,286
TOTAL INVESTMENTS AT VALUE (145.4%) (Cost $351,017,532)				351,508,778
LIABILITIES IN EXCESS OF OTHER ASSETS (-45.4%)				(109,747,491)
NET ASSETS (100.0%)				$241,761,287

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2012 (unaudited)

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, these securities amounted to a value of $143,603,443 or 59.4% of net assets.

e  This security is denominated in Euro.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

#  Variable rate obligations - The interest rate is the rate as of April 30, 2012.

+  Step Bond - The interest rate is as of April 30, 2012 and will reset at a future date.

ø  Bond is currently in default.

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2012.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Assets and Liabilities

April 30, 2012 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $9,767,286 (Cost $351,017,532) (Note 2)	$351,508,778 [1]
Cash	8,514
Foreign currency at value (cost $596,603)	598,413
Dividend and interest receivable	7,166,886
Receivable for investments sold	3,048,895
Receivable for fund shares sold	491,666
Prepaid expenses and other assets	28,313
Total Assets	362,851,465
Liabilities
Advisory fee payable (Note 3)	224,863
Administrative services fee payable (Note 3)	14,321
Loan payable (Note 4)	103,000,000
Payable upon return of securities loaned (Note 2)	9,767,286
Payable for investments purchased	7,692,267
Interest payable	165,122
Unrealized depreciation on forward currency contracts (Note 2)	106,644
Trustees' fee payable	31,241
Other accrued expenses payable	88,434
Total Liabilities	121,090,178
Net Assets
Applicable to 81,839,649 shares outstanding	$241,761,287
Net Assets
Capital stock, $.001 par value (Note 6)	$81,840
Paid-in capital (Note 6)	330,167,612
Accumulated net investment loss	(1,700,850)
Accumulated net realized loss on investments and foreign currency transactions	(87,176,926)
Net unrealized appreciation from investments and foreign currency translations	389,611
Net Assets	$241,761,287
Net Asset Value Per Share ($241,761,287 / 81,839,649)	$2.95
Market Price Per Share	$3.11

1  Including $9,604,423 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Operations

For the Six Months Ended April 30, 2012 (unaudited)

Investment Income (Note 2)
Interest	$13,840,156
Dividends	20,906
Securities lending	31,625
Foreign taxes withheld	(2,092)
Total investment income	13,890,595
Expenses
Investment advisory fees (Note 3)	1,488,412
Administrative services fees (Note 3)	33,860
Interest expense (Note 4)	601,490
Commitment fees (Note 4)	61,504
Trustees' fees	57,442
Printing fees (Note 3)	33,030
Legal fees	32,258
Audit and tax fees	20,491
Transfer agent fees	13,068
Custodian fees	12,144
Stock exchange listing fees	7,576
Insurance expense	4,099
Miscellaneous expense	2,966
Total expenses	2,368,340
Less: fees waived (Note 3)	(211,338)
Net expenses	2,157,002
Net investment income	11,733,593
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(991,040)
Net realized gain from foreign currency transactions	857,616
Net change in unrealized appreciation (depreciation) from investments	9,947,592
Net change in unrealized appreciation (depreciation) from foreign currency translations	603,408
Net realized and unrealized gain from investments and foreign currency related items	10,417,576
Net increase in net assets resulting from operations	$22,151,169

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2012 (unaudited)	For the Year Ended October 31, 2011
From Operations
Net investment income	$11,733,593	$23,679,158
Net realized gain (loss) from investments and foreign currency transactions	(133,424)	5,232,435
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	10,551,000	(13,844,599)
Net increase in net assets resulting from operations	22,151,169	15,066,994
From Dividends
Dividends from net investment income	(12,392,635)	(23,874,498)
From Capital Share Transactions (Note 6)
Issuance of 9,032 shares and 16,879 shares through the trustees compensation plan (Note 3)	25,018	50,035
Net proceeds from at-the-market offerings (Note 8)	19,680,978	—
Offering costs (Note 7)	—	(62,923)
At-the-market offering costs	(220,000)	—
Reinvestment of dividends	392,335	797,400
Net increase in net assets from capital share transactions	19,878,331	784,512
Net increase (decrease) in net assets	29,636,865	(8,022,992)
Net Assets
Beginning of period	212,124,422	220,147,414
End of period	$241,761,287	$212,124,422
Accumulated net investment loss	$(1,700,850)	$(1,041,808)

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Cash Flows

For the Six Months Ended April 30, 2012 (unaudited)

Cash flows from operating activities
Investment income received	$12,725,230
Operating expenses paid	(2,153,929)
Purchases of long-term securities	(145,362,013)
Proceeds from sales of long-term securities	110,771,166
Purchases of short-term securities, net	(427,000)
Net cash used in operating activities		$(24,446,546)
Cash flows from financing activities
Increase in loan payable	14,000,000
Proceeds from issuance of shares through trustees compensation	25,018
Net proceeds from at-the-market offerings	19,189,312
At-the-market offerings costs	(220,000)
Cash dividends paid	(12,000,300)
Net cash provided by financing activities		20,994,030
Effect of exchange rate on cash		865,229
Net decrease in cash		(2,587,287)
Cash — beginning of period		3,194,214
Cash — end of period		$606,927
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH USED IN OPERATING ACTIVITIES
Net increase in net assets resulting from operations		$22,151,169
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities
Change in interest receivable	$(663,762)
Change in accrued expenses	(8,690)
Change in interest payable	5,182
Change in prepaid expenses and other assets	(15,607)
Change in advisory fees payable	22,188
Net amortization of discount on investments	(501,603)
Purchases of long-term securities	(145,362,013)
Proceeds from sales of long-term securities	110,771,166
Purchases of short-term securities, net	(427,000)
Net change in unrealized appreciation from investments and foreign currency translations	(10,551,000)
Net realized loss from investments and foreign currency transactions	133,424
Total adjustments		(46,597,715)
Net cash used in operating activities		$(24,446,546)
Non-cash activity:
Issuance of shares through dividend reinvestments		$392,335

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Financial Highlights

For the Six Months Ended 4/30/12
Per share operating performance	(unaudited)
Net asset value, beginning of period	$2.82
INVESTMENT OPERATIONS
Net investment income	0.15
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.13
Total from investment activities	0.28
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.16)
Return of capital	—
Total dividends and distributions	(0.16)
CAPITAL SHARE TRANSACTIONS
Decrease to Net Asset Value due to Shares Issued through Rights Offering	—
Increase to Net Asset Value due to Shares Issued through at-the-market offerings	0.01
Net asset value, end of period	$2.95
Per share market value, end of period	$3.11
TOTAL INVESTMENT RETURN [2]
Net asset value	10.59%
Market value	11.45%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$241,761
Average debt per share	$1.21
Ratio of expenses to average net assets	1.95%[4]
Ratio of expenses to average net assets excluding interest expense	1.41%[4]
Ratio of net investment income to average net assets	10.62%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.19%[4]
Portfolio turnover rate	28.00%

1  Per share information is calculated using the average shares outstanding method.

2  Total investment return at net asset value is based on changes in the net asset value of fund shares and assumes reinvestment of dividends and distributions, if any. Total investment return at market value is based on changes in the market price at which the fund's shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the fund's dividend reinvestment program. Because the fund's shares trade in the stock market based on investor demand, the fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on share price and NAV. Total returns for periods less than one year are not annualized.

3  Unaudited.

4  Annualized.

See Accompanying Notes to Financial Statements.

	For the Year Ended
Per share operating performance	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
Net asset value, beginning of period	$2.94	$2.71	$2.09	$4.10	$4.18	$4.12	$4.53	$4.34	$3.53	$4.49
INVESTMENT OPERATIONS
Net investment income	0.32	0.30	0.28	0.40[1]	0.40[1]	0.40	0.47	0.53	0.55	0.65[1]
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	(0.12)	0.32	0.68	(2.00)	(0.08)	0.11	(0.35)	0.24	0.87	(0.80)
Total from investment activities	0.20	0.62	0.96	(1.60)	0.32	0.51	0.12	0.77	1.42	(0.15)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.32)	(0.31)	(0.33)	(0.41)	(0.40)	(0.42)	(0.51)	(0.58)	(0.61)	(0.71)
Return of capital	—	(0.01)	(0.01)	—	—	(0.03)	(0.02)	—	—	(0.10)
Total dividends and distributions	(0.32)	(0.32)	(0.34)	(0.41)	(0.40)	(0.45)	(0.53)	(0.58)	(0.61)	(0.81)
CAPITAL SHARE TRANSACTIONS
Decrease to Net Asset Value due to Shares Issued through Rights Offering	—	(0.07)	—	—	—	—	—	—	—	—
Increase to Net Asset Value due to Shares Issued through at-the-market offerings	—	—	—	—	—	—	—	—	—	—
Net asset value, end of period	$2.82	$2.94	$2.71	$2.09	$4.10	$4.18	$4.12	$4.53	$4.34	$3.53
Per share market value, end of period	$2.95	$2.92	$2.62	$1.97	$3.65	$4.50	$4.77	$5.24	$4.76	$4.10
TOTAL INVESTMENT RETURN [2]
Net asset value	6.84%	21.32%	53.12%	(42.45)%	7.65%	13.13%	2.62%	18.98%[3]	43.04%[3]	(4.99)%[3]
Market value	12.51%	24.11%	59.92%	(38.20)%	(10.72)%	5.23%	2.71%	25.49%	35.07%	(2.15)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$212,124	$220,147	$151,546	$116,492	$228,724	$231,765	$255,760	$244,523	$229,255	$180,889
Average debt per share	$1.22	$0.69	$0.58	$1.69	$1.98	$1.96	$2.05	$2.05	$1.81	$1.99
Ratio of expenses to average net assets	2.00%	2.05%	2.67%	3.76%	4.11%	4.20%	3.27%	2.51%	2.57%	2.91%
Ratio of expenses to average net assets excluding interest expense	1.46%	1.52%	1.80%	1.50%	1.37%	1.65%	1.68%	1.70%	1.73%	1.78%
Ratio of net investment income to average net assets	10.70%	10.40%	13.32%	11.68%	9.48%	9.67%	10.72%	11.99%	13.85%	15.17%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.19%	0.15%	0.15%	0.15%	0.15%	—%	—%	—%	—%	—%
Portfolio turnover rate	66.00%	62.00%	49.00%	32.01%	49.18%	61.91%	31.05%	12.10%	15.96%	33.22%

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements

April 30, 2012 (unaudited)

Note 1. Organization

Credit Suisse High Yield Bond Fund (the "Fund") is a business trust organized under the laws of the State of Delaware on April 30, 1998. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund's primary objective is to seek high current income.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. At April 30, 2012, the Fund held 0.06% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Trustees with an aggregate cost of $1,700,782 and fair value of $140,481. The Fund's estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2012 (unaudited)

assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$298,320,955	$67	$298,321,022
Asset Backed Securities	—	4,093,878	—	4,093,878
Bank Loans	—	33,759,310	—	33,759,310
Common Stocks	366,365	121,220	—	487,585
Preferred Stock	—	—	—	—
Warrants	3,283	—	140,414	143,697
Short-Term Investments	9,767,286	4,936,000	—	14,703,286
Other Financial Instruments*
Forward Foreign Currency Contract	—	(106,644)	—	(106,644)
	$10,136,934	$341,124,719	$140,481	$351,402,134

* Other financial instruments include forward foreign currency contracts.

The following is a reconciliation of investments as of April 30, 2012 in which significant unobservable inputs (Level 3) were used in determining value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2012 (unaudited)

Investments
Balance as of October 31, 2011	$118,590
Accrued discounts/premiums	—
Purchases	—
Sales	—
Realized Gain/(Loss)	—
Change in Unrealized Appreciation/(Depreciation)	21,891
Transfers Into Level 3	—
Transfers Out of Level 3	—
Balance as of April 30, 2012	$140,481
Net change in unrealized Appreciation/(Depreciation) from investments still held as of April 30, 2012	$21,891

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended April 30, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

Fair Values of Derivative Instruments as of April 30, 2012

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	Net Assets –		Liabilities –
	Unrealized		Unrealized
Forward Foreign Currency Contracts	Appreciation	$—	Depreciation	$106,644	*

*Includes cumulative appreciation/depreciation of forward foreign currency contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$897,114
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$595,796

The notional amount of forward foreign currency contracts at period end are reflected in the Notes to Financial Statements. The notional amounts of forward foreign currency contracts at each month end throughout the reporting period averaged approximately 10.9% of net assets of the Fund.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2012 (unaudited)

gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The Fund's dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of beneficial interest of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2012 (unaudited)

I) CASH FLOW INFORMATION — Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion or amortization income recognized on investment securities.

J) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging foreign currency risk. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2012, the Fund had the following open forward foreign currency contract:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
USD	23,561,931	EUR	17,875,000	7/20/12	Morgan Stanley	$(23,561,931)	$(23,668,575)	$(106,644)

Currency Abbreviations:

EUR = Euro

USD = United States Dollar

K) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2012, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $37,193, of which $0 was rebated to borrowers (brokers). The Fund retained $31,625 in income from the cash collateral investment, and SSB, as lending agent, was paid $5,568. Securities lending income is accrued as earned.

L) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2012 (unaudited)

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report.

Note 3. Transactions with Affiliates and Related Parties

The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Credit Suisse. The Advisory Agreement provides for a fee at the annual rate of 1.00% of the first $250 million of the average weekly value of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) and 0.75% of the average weekly value of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) greater than $250 million. Effective January 1, 2011, Credit Suisse agreed to waive 0.15% of the fees payable under the Advisory Agreement up to $200 million and 0.25% of the fees payable under the Advisory Agreement on the next $50 million. For the six months ended April 30, 2012, investment advisory fees earned and voluntarily waived were $1,488,412 and $211,338, respectively. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

SSB serves as Accounting and Administrative Agent for the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2012, administrative services fees earned by SSB (including out-of-pocket expenses) were $33,860.

The Independent Trustees receive fifty percent (50%) of their annual retainer in the form of shares. Since 2008, the Independent Trustees have been able to elect to receive up to 100% of their annual retainer in shares of the Fund. During the six months ended April 30, 2012, 9,032 shares were issued through the trustees compensation plan. Trustees as a group own less than 1% of the Fund's outstanding shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2012, Merrill was paid $30,609 for its services by the Fund.

Note 4. Line of Credit

The Fund has a line of credit provided by SSB primarily to leverage its investment portfolio (the "SSB Agreement"). At October 31, 2011, under the SSB Agreement, the Fund may borrow the least of: a) $100,000,000; b) an amount that is no greater than 31% of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage); and c) the Borrowing Base as defined in the SSB Agreement. Effective December 9, 2011, the Fund may borrow the least of: a) $140,000,000; b) an amount that is no greater than 33 1/3% of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage); and c) the Borrowing Base as defined in the SSB Agreement. At April 30, 2012, the Fund had loans outstanding under the Agreement of $103,000,000. During the six months ended April 30, 2012, the Fund had borrowings under the Agreement as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$93,527,473	1.320%	$103,000,000

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2012 (unaudited)

The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for shareholders including the likelihood of greater volatility of net asset value and market price of the Fund's shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, Credit Suisse in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate under the circumstances. During periods in which the Fund is utilizing leverage, the management fee will be higher than if the Fund did not utilize a leveraged capital structure because the fee is calculated as a percentage of the managed assets including those purchased with leverage.

Certain types of borrowings by the Fund may result in the Fund's being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The Fund's lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. There is no guarantee that the Fund's borrowing arrangements or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Fund. Expiration or termination of available financing for leveraged positions can result in adverse effects to its access to liquidity and its ability to maintain leverage positions, and may cause the Fund to incur losses. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Fund. In addition, a decline in market value of the Fund's assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender requiring the Fund to sell assets at a time when it may not be in the Fund's best interest to do so.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2012, purchases and sales of investment securities (excluding short-term investments) were $122,693,510 and $85,842,452, respectively.

At April 30, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $351,017,532, $15,000,657, $(14,509,411) and $491,246, respectively.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2012 (unaudited)

Note 6. Fund Shares

The Fund has one class of shares of beneficial interest, par value $.001 per share; an unlimited number of shares are authorized. Transactions in shares of beneficial interest of the Fund were as follows:

	For the Six Months Ended April 30, 2012 (unaudited)	For the Year Ended October 31, 2011
Shares issued through the trustees compensation plan	9,032	16,879
Shares issued through at-the-market offerings	6,466,402	—
Shares issued through reinvestment of dividends	136,180	269,290
Net increase	6,611,614	286,169

Note 7. Rights Offering

On August 25, 2010, the Board of Trustees of the Fund announced the approval of a transferable rights offering for the Fund. Rights' offering costs of $62,923 were charged to capital during the year ended October 31, 2011.

Note 8. Shelf Offering

On December 8, 2011, the Fund filed a "shelf" registration statement with the SEC, which would permit the Fund to issue up to $50 million in shares of beneficial interest through one or more public offerings. Under the shelf registration statement, the Fund may sell the Fund's shares of beneficial interest in one or more at-the-market offerings when market conditions are considered favorable. Such shares would only be issued when the premium to net asset value is greater than the costs associated with the transaction. Any proceeds raised would be used for investment purposes. As of April 30, 2012, the Fund had offered and sold 6,466,402 shares of beneficial interest pursuant to the sales agreement, resulting in proceeds (net of all fees and commissions) of $19,680,978.

Note 9. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse High Yield Bond Fund

Results of Annual Meeting of Shareholders (unaudited)

On February 14, 2012, the Annual Meeting of Shareholders of the Credit Suisse High Yield Bond Fund (the "Fund") was held and the following matter was voted upon:

(1) To re-elect two trustees to the Board of Trustees of the Fund:

Name of Trustee	For	Withheld
James Cattano	64,142,922	2,269,333
Steven Rappaport	64,199,662	2,212,593

In addition to the trustees elected at the meeting, Enrique R. Arzac, Terry Fires Bovarnick, and Lawrence J. Fox continue to serve as Trustees of the Fund.

Credit Suisse High Yield Bond Fund

Board Approval of Advisory Agreement

In approving the renewal of the current Advisory Agreement, the Board of Trustees (the "Board") of Credit Suisse High Yield Bond Fund (the "Fund"), including all of the Trustees who are not "interested persons" of the Fund as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 15 and 16, 2011 considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual investment advisory fee rate of 1.00% of the average weekly value of the Fund's total assets minus the sum of accrued liabilities (other than aggregate indebtedness constituting leverage) (the "Managed Assets") less than or equal to $250 million and 0.75% of the Managed Assets greater than $250 million (the "Gross Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LCC ("Credit Suisse"). The Board also reviewed and considered the voluntary fee waivers currently in place for the Fund and considered the actual fee rate of 0.81% paid by the Fund after taking waivers and breakpoints into account (the "Net Advisory Fee") as of September 30, 2011. The Board noted that Credit Suisse, at the Board's request, had revised the voluntary waiver as of January 1, 2011 so that it was voluntarily waiving 0.15% of the fees payable under the Advisory Agreement up to $200 million and 0.25% of the fees payable under the Advisory Agreement on the next $50 million. The Board acknowledged that voluntary fee waivers could be discontinued at any time.

Additionally, the Board received and considered information comparing the Gross Advisory Fee, the combined Gross Advisory Fee and gross administration fee (together, the "Gross Management Fee"), the Gross Management Fee less waivers and/or reimbursements (the "Net Management Fee"), and the Fund's net total expenses with those of funds in the relevant expense group ("Expense Group") provided by an independent provider of investment company data. The Board also received and considered information comparing the Fund's net total expenses and Net Management Fee to the funds in the relevant Morningstar category ("Morningstar Category"). The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Morningstar Category.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the Expense Group and the Morningstar Category for the Fund.

Credit Suisse High Yield Bond Fund

Board Approval of Investment Advisory Agreement (continued)

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether the breakpoints in the Fund's advisory fee structure were appropriate and reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  Although the Gross Advisory Fee, Gross Management Fee and Net Management Fee were above the median of the Expense Group, the fees were reasonable, recognizing that the net total expenses were just above the median of the Expense Group. In addition, Credit Suisse noted that the recent decrease in other Fund expenses was expected to further lower the Fund's total expenses over the upcoming year.

•  The Fund's performance was below the median of the Expense Group for the three, five and ten year periods ended September 30, 2011, but was above the median for the year-to-date and one year periods. The Fund also outperformed its Morningstar Category average for the year-to-date, one, three, and ten year periods ended September 30, 2011.

Credit Suisse High Yield Bond Fund

Board Approval of Investment Advisory Agreement (continued)

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse High Yield Bond Fund

Notice of Privacy and Information Practices

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

• Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

• Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

• We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

• We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

• In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse High Yield Bond Fund

Notice of Privacy and Information Practices (continued)

Confidentiality and security

• To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 1, 2012.

Credit Suisse High Yield Bond Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

• By calling 1-800-293-1232

• On the Fund's website, www.credit-suisse.com/us/funds

• On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

Other Funds Managed by Credit Suisse Asset Management, LLC

CLOSED-END FUNDS

Fixed Income

Credit Suisse Asset Management Income Fund, Inc. (NYSE Amex: CIK)

Credit Suisse High Yield Bond Fund (NYSE Amex: DHY)

Literature Request — Call today for free descriptive information on the closed-end funds listed above at 1-800-293-1232 or visit our website at www.credit-suisse.com/us/funds.

OPEN-END FUNDS

Credit Suisse Commodity Return Strategy Fund

Credit Suisse Floating Rate High Income Fund

Credit Suisse Liquid Alternative Fund

Fund shares are not deposits or other obligation of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 1-877-870-2874. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor.

Credit Suisse High Yield Bond Fund

Dividend Reinvestment and Cash Purchase Plan (unaudited)

Credit Suisse High Yield Bond Fund (the "Fund") offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan") to its shareholders. The Plan offers shareholders a prompt and simple way to reinvest net investment income dividends and capital gains and other periodic distributions in the Fund's shares of beneficial interest. Computershare Trust Company, N.A. ("Computershare") acts as Plan Agent for shareholders in administering the Plan.

If your shares of beneficial interest of the Fund are registered in your name, you will automatically participate in the Plan, unless you have indicated that you do not wish to participate and instead wish to receive dividends and capital gains distributions in cash. If you are a beneficial owner of the Fund having your shares registered in the name of a bank, broker or other nominee, you must first make arrangements with the organization in whose name your shares are registered to have the shares transferred into your own name. Registered shareholders can join the Plan via the Internet by going to www.computershare.com, authenticating your online account, agreeing to the Terms and Conditions of online "Account Access" and completing an online Plan Enrollment Form. Alternatively, you can complete the Plan Enrollment Form and return it to Computershare at the address below.

By participating in the Plan, your dividends and distributions will be promptly paid to you in additional shares of beneficial interest of the Fund. The number of shares to be issued to you will be determined by dividing the total amount of the distribution payable to you by the greater of (i) the net asset value per share ("NAV") of the Fund's shares of beneficial interest on the payment date, or (ii) 95% of the market price per share of the Fund's shares of beneficial interest on the payment date. If the NAV of the Fund's shares of beneficial interest is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution on your shares to purchase shares of beneficial interest of the Fund in the open market.

You should be aware that all net investment income dividends and capital gain distributions are taxable to you as ordinary income and capital gain, respectively, whether received in cash or reinvested in additional shares of the Fund's shares of beneficial interest of the Fund.

The Plan also permits participants to purchase shares of the Fund through Computershare. You may invest $100 or more monthly, with a maximum of $100,000 in any annual period. Computershare will purchase shares for you on the open market on the 25th of each month or the next trading day if the 25th is not a trading day.

There is no service fee payable by Plan participants for dividend reinvestment. For voluntary cash payments, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of October 2006). Participants will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of October 2006).

You may terminate your participation in the Plan at any time by notifying Computershare or requesting a sale of your shares held in the Plan. Your withdrawal will be effective immediately if your notice is received by Computershare prior to any dividend or distribution record date; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Your dividend participation option will remain the same unless you withdraw all of your whole and fractional Plan shares, in which case your participation in the Plan will be terminated and you will receive subsequent dividends and capital gains distributions in cash instead of shares.

Credit Suisse High Yield Bond Fund

Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

If you want further information about the Plan, including a brochure describing the Plan in greater detail, please contact Computershare as follows:

By Internet:  www.computershare.com

By phone:  (800) 730-6001 (U.S. and Canada)
(781) 575-3100 (Outside U.S. and Canada)

Customer service associates are available from 9:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday

By mail:  Credit Suisse High Yield Bond Fund
c/o Computershare
P.O. Box 43078
Providence, Rhode Island 02940-3078

All notices, correspondence, questions or other communications sent by mail should be sent by registered or certified mail, return receipt requested.

The Plan may be terminated by the Fund or Computershare upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

DHY-SAR-0412

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated December 30, 2011.

Item 11. Controls and Procedures.

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/John G. Popp
Name: John G. Popp
Title: Chief Executive Officer
Date: July 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name: John G. Popp
Title: Chief Executive Officer
Date: July 2, 2012

/s/Thomas M. Sipp
Name: Thomas M. Sipp
Title: Chief Financial Officer
Date: July 2, 2012